Summary of Significant Accounting Policies (Details)	Dec. 31, 2013
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Leaseholds and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%
Leaseholds and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	50.00%
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Moulds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	92.00%
Moulds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%